Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 80,398	$ 27,544	$ 40,067
Sales and marketing	4,111	0	0
General and administrative	74,752	45,950	12,518
Total operating loss	(159,261)	(73,494)	(52,585)
Interest expense, net	(1,169)	(5,659)	(870)
Other income, net	36,046	10,860	276
Loss on extinguishment of convertible notes	(131,908)	0	0
Loss on extinguishment of convertible notes attributable to related parties	(1,875)	0	0
Loss before taxes	(258,167)	(68,293)	(53,179)
Income tax benefit	(385)	0	0
Net loss	(257,782)	(68,293)	(53,179)
Adjustment to redemption value on Convertible Preferred Stock	(1,011,726)	0	0
Net loss attributable to common stockholders	(1,269,508)	(68,293)	(53,179)
Common Class A [Member]
Operating expenses:
Net loss attributable to common stockholders	$ (866,510)	$ (8,120)	$ (5,989)
Weighted average number of shares – basic and diluted	110,837,016	6,585,392	5,374,543
Net loss per share – basic and diluted	$ (7.82)	$ (1.23)	$ (1.11)
Common Class B [Member]
Operating expenses:
Net loss attributable to common stockholders	$ (402,998)	$ (60,174)	$ (47,190)
Weighted average number of shares – basic and diluted	51,548,314	48,801,526	42,349,994
Net loss per share – basic and diluted	$ (7.82)	$ (1.23)	$ (1.11)